Shareholder Report, Average Annual Return (Details) DFFP_DFA Targeted Credit Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DFA Targeted Credit Portfolio – Institutional
Average Annual Return, Percent	5.79%	1.84%	2.30%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	5.30%	0.52%	2.37%
Bloomberg Global Aggregate Credit Bond Index 1-5 Years (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Credit Bond Index 1-5 Years (hedged to USD)
Average Annual Return, Percent	6.40%	2.38%	2.85%